Description of Organization, Business Operations and Basis of Presentation (Tables)	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Schedule of financial statement adjustments related to the restatement
	As of February 23, 2021
	As Previously Revised	Adjustment	As Restated
Balance Sheet
Class A common stock subject to possible redemption	$282,051,950	$17,948,050	$300,000,000
Class A common stock	$250	$(180)	$70
Additional paid-in-capital	$8,859,858	$(8,859,858)	$—
Accumulated deficit	$(3,860,854)	$(9,088,013)	$(12,948,867)
Total Stockholders’ Equity/(Deficit)	$5,000,003	$(17,948,050)	$(12,948,047)
	As of March 31, 2021 (Unaudited)
	As Previously Reported	Adjustment	As Restated
Balance Sheet
Class A common stock subject to possible redemption	$282,738,260	$17,261,740	$300,000,000
Class A common stock	$243	$(173)	$70
Additional paid-in-capital	$8,173,554	$(8,173,554)	$—
Accumulated deficit	$(3,174,544)	$(9,088,013)	$(12,262,557)
Total Stockholders’ Equity/(Deficit)	$5,000,003	$(17,261,740)	$(12,261,737)
	As of June 30, 2021 (Unaudited)
	As Previously Reported	Adjustment	As Restated
Balance Sheet
Class A common stock subject to possible redemption	$284,539,230	$15,460,770	$300,000,000
Class A common stock	$225	$(155)	$70
Additional paid-in-capital	$6,372,602	$(6,372,602)	$—
Accumulated deficit	$(1,373,572)	$(9,088,013)	$(10,461,585)
Total Stockholders’ Equity/(Deficit)	$5,000,005	$(15,460,770)	$(10,460,765)
	Three Months Ended March 31, 2021 (Unaudited)
	As Previously Reported	Adjustment	As Restated
Statement of Operations
Class A – Public shares	30,000,000	(17,666,667)	12,333,333
Class A – Private placement	700,000	(412,222)	287,778
Class B – Common stock	8,162,500	(662,500)	7,500,000
Basic and diluted net income (loss) per share, Class A – Public shares	$0.00	$(0.16)	$(0.16)
Basic and diluted net income (loss) per share, Class A – Private placement	$(0.36)	$0.20	$(0.16)
Basic and diluted net income (loss) per share, Class B – Common stock	$(0.36)	$0.20	$(0.16)
	Three Months Ended June 30, 2021 (Unaudited)
	As Previously Reported	Adjustment	As Restated
Statement of Operations
Class A – Public shares	30,000,000	—	30,000,000
Class A – Private placement	700,000	—	700,000
Class B – Common stock	7,500,000	—	7,500,000
Basic and diluted net income (loss) per share, Class A – Public shares	$0.00	$0.05	$0.05
Basic and diluted net income (loss) per share, Class A – Private placement	$0.22	$(0.17)	$0.05
Basic and diluted net income (loss) per share, Class B – Common stock	$0.22	$(0.17)	$0.05
	Six Months Ended June 30, 2021 (Unaudited)
	As Previously Reported	Adjustment	As Restated
Statement of Operations
Class A – Public shares	30,000,000	(8,784,530)	21,215,470
Class A – Private placement	700,000	(204,972)	495,028
Class B – Common stock	7,500,000	—	7,500,000
Basic and diluted net income (loss) per share, Class A – Public shares	$0.00	$(0.05)	$(0.05)
Basic and diluted net income (loss) per share, Class A – Private placement	$(0.17)	$0.12	$(0.05)
Basic and diluted net income (loss) per share, Class B – Common stock	$(0.17)	$0.12	$(0.05)

Schedule of financial statement adjustments related
	Three Months Ended March 31, 2021 (Unaudited)
	As Previously Reported	Adjustment	As Restated
Statement of Cash Flows
Supplemental disclosure of noncash financing activities
Change in Class A common stock subject to possible redemption	$282,738,260	$(282,738,260)	$—
	Six Months Ended June 30, 2021 (Unaudited)
	As Previously Reported	Adjustment	As Restated
Statement of Cash Flows
Supplemental disclosure of noncash financing activities
Change in Class A common stock subject to possible redemption	$284,539,230	$(284,539,230)	$—